Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

11 Property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2020
Net carrying amount - beginning of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Additions	12	6	229	265	3,127	768	4,407
Depreciation capitalized				4	100		104
Depreciation (*)	(55)	(5,642)	(508)				(6,205)
Reversals	13	183	342		98	12	648
Impairment	(82)	(1,551)	(972)		(567)	(582)	(3,754)
Write-off			(1)	(296)	(7)	(1)	(305)
Currency translation differences	(2)	(3,325)	(75)	(119)	(605)	(14)	(4,140)
Initial recognition and changes in estimates		870		(9)	94		955
Transfers	39	2,677	755	(47)	(2,630)	(794)
Other changes	(15)	(62)	(103)	(20)	96	145	41
Net carrying amount - end of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Gross carrying amount - end of the year	4,082	136,468	28,839	1,341	11,169	2,742	184,641
Provisions for depreciation and impairments	2,954	96,820	25,540		4,051	1,333	130,698
2019
Net carrying amount - beginning of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Additions	12	144	223	508	6,170	992	8,049
Depreciation capitalized				14	202		216
Depreciation (*)	(60)	(6,435)	(537)				(7,032)
Reversals	44	65	69		65	139	382
Impairment	(47)	(659)	(500)		(669)	(537)	(2,412)
Write-off			(5)	(216)	(49)		(270)
Disposals	(1)	(3)	(1)	(22)	(80)	(6)	(113)
Currency translation differences	2	815	21	24	181	1	1,044
Initial recognition and changes in estimates		2,028		25	21		2,074
Transfers	42	7,568	597	(42)	(7,526)	(639)
Other changes	(48)	113	(136)	5	(98)	116	(48)
Net carrying amount - end of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Gross carrying amount - end of the year	4,067	144,789	28,191	1,563	11,406	2,799	192,815
Provisions for depreciation and impairments	2,849	98,297	24,559		3,994	924	130,623

(*) Before capitalization of depreciation of tangible assets.

Capital expenditures included capitalized finance expenses of €73 million (€93 million in 2019) related to the Exploration & Production segment for €51 million (€71 million in 2019). The interest rate used for capitalizing finance expense ranged from 1.3% to 2.2%  (2.6% to 2.8% at December 31, 2019).

Capital expenditures primarily related to the Exploration & Production segment for €3,444 million (€6,889 million in 2019) and included bonuses for €57 million of which €55 million for the acquisition of unproved mineral interest in Algeria.

Capital expenditures by industry segment and geographical area of destination are reported in note 35 - Segment information and information by geographical area.

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	4 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

The criteria adopted by Eni for determining impairment losses and reversal is reported in note 14 – Impairment review of tangible and intangible assets and right-of-use assets.

Currency translation differences related to subsidiaries which utilize the U.S. dollar as functional currency (€4,068 million).

Initial recognition and change in estimates include the increase in the asset retirement cost of Exploration & Production segment mainly due to the reduction in discount rates and in estimated costs for social projects to be incurred in respect to the commitments being formalized between Eni SpA and the Basilicata region following to the development plan of oilfields in Val d'Agri relating to royalties for mineral concessions (€439 million).

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and machinery related for €1,690 million to the commissioning of wells, plants and machinery primarily in Egypt, Italy, Algeria, Iraq, United States, Kazakhstan and Mexico.

Exploration and appraisal activities of 2020 comprised write-offs of unsuccessful exploration wells costs for €296 million mainly in Libya, United States, Angola, Egypt, Oman, Mexico and Lebanon.

Exploration and appraisal activities related for €1,268 million to the costs of suspended exploration wells pending final determination and for €66 million to costs of exploration wells in progress at the end of the year. Changes relating to suspended wells are reported below:

(€ million)	2020	2019	2018
Costs for exploratory wells suspended - beginning of the year	1,246	1,101	1,263
Increases for which is ongoing the determination of proved reserves	408	368	235
Amounts previously capitalized and expensed in the year	(226)	(183)	(61)
Reclassification to successful exploratory wells following the estimation of proved reserves	(48)	(46)	(297)
Disposals		(15)	(6)
Changes in the scope of consolidation			(58)
Reclassification to assets held for sale			(24)
Currency translation differences	(112)	21	49
Costs for exploratory wells suspended - end of the year	1,268	1,246	1,101

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2020		2019		2018
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	157	6.7	185	7.7	111	7.0
- between 1 and 3 years	250	11.0	171	6.4	87	2.9
- beyond 3 years	861	19.3	890	26.4	903	24.2
	1,268	37.0	1,246	40.5	1,101	34.1
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	157	6.7	185	7.7	111	7.0
- fields for which the delineation campaign is in progress	631	14.9	556	11.3	217	4.7
- fields including commercial discoveries that proceeds to sanctioning	480	15.4	505	21.5	773	22.4
	1,268	37.0	1,246	40.5	1,101	34.1

Suspended wells costs awaiting a final investment decision amounted to €480 million and primarily related to the exploration costs incurred for the Mamba discovery in Mozambique’s offshore Area 4 (€151 million), for which the venture partners are completing the activities for sanctioning the project. The other suspended costs refer to several initiatives ongoing in the main countries of presence (Nigeria, Congo,  Egypt and Indonesia), none of which represented an individually significant amount.

Unproved mineral interests, comprised in assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2020
Book amount at the beginning of the year	253	939	139	162	115	19	535	2,162
Additions					55	2		57
Net (impairments) reversals	(25)		(134)	(37)				(196)
Reclassification to proved mineral interest			(2)		(61)	(2)	(25)	(90)
Currency translation differences	(25)	(79)	(3)	(11)	(9)	(1)	(42)	(170)
Book amount at the end of the year	203	860		114	100	18	468	1,763
2019
Book amount at the beginning of the year	769	921	77	103	77	29	502	2,478
Additions				97	135	1	23	256
Net (impairments) reversals	(533)		65	(27)				(495)
Reclassification to proved mineral interest			(4)	(14)	(99)	(12)		(129)
Currency translation differences	17	18	1	3	2	1	10	52
Book amount at the end of the year	253	939	139	162	115	19	535	2,162

Unproved mineral interests comprised the Oil Prospecting License 245 property ("OPL 245"), offshore Nigeria, for €800 million corresponding to the price paid in 2011 to the Nigerian Government to acquire a 50% interest in the property, with another international oil company acquiring the remaining 50%. As of December 31, 2020, the net book value of the property amounted to €1,085 million, including capitalized exploration costs and pre-development costs. The acquisition of OPL 245 is subject to judicial proceedings in Italy and in Nigeria for alleged corruption and money laundering in respect of the Resolution Agreement signed on April 29, 2011, relating to the purchase of the license . This proceeding is disclosed in note 27 - Guarantees, Commitments and Risks – legal proceedings. The impairment test of the asset confirmed the book value . The impairment review was based on the assumption that the exploration licence due to expire in May 2021 will be renewed or converted into a mining licence. Eni filed an application for renewal/conversion of the licence in compliance with the contractual terms. Considering the inaction of the Nigerian authorities in charge of the matter towards the legitimate request of the Company and the closeness of the expiry date of the licence,  in September 2020 Eni started an arbitration at ICSID, the international centre for settlement of investment disputes, to protect the value of its asset.

Accumulated provisions for impairments amounted to €20,343 million (€18,226 million at December 31, 2019).

Property, plant and equipment include assets subject to operating leases for €358 million, essentially relating to service stations of the Refining & Marketing business line.

At December 31, 2020, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2019).

Government grants recorded as a decrease of property, plant and equipment amounted to €103 million (€112 million at December 31, 2019).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 27 - Guarantees, commitments and risks - Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 27 — Guarantees, commitments and risks - Assets under concession arrangements.